Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 121	$ 132
Addition in allowance for credit loss	120	459
Write off	(133)	(473)	$ (480)
Foreign currency translation adjustment	(4)	3
Balance at end of the year	$ 104	$ 121	$ 132